Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Awards Outstanding

The number of awards outstanding as at December 31, 2021, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2021	745,000	3.52
Granted	4,186,770	8.18
Forfeited	(20,000)	(3.52)
Awards outstanding as at December 31, 2021	4,911,770	7.49

The number of awards outstanding as at December 31, 2020, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2020	—	—
Granted	745,000	3.52
Awards outstanding as at December 31, 2020	745,000	3.52

Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted

Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of other options and warrants granted during the year ended December 31 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020
Exercise price, USD	8.18	3.52
Share price, USD	8.18	4.22
Risk free interest rate	1.20%	0.41%
Expected volatility	55%	55%
Expected option term	6.56 years	5.16 years
Dividend yield	0%	0%

Schedule of Share-based Payment Expense

Share-based Payment Expense

	YEAR ENDED DECEMBER 31,
	2021	2020
Equity classified share options and warrants expense	1,286	232
Liability classified warrants' expense	709	139
Share-based payment expense	1,995	371

Summary of Share-based Payment Reserve

Share-based Payment Reserve

	YEAR ENDED DECEMBER 31,
	2021	2020
Balance at January 1	220	—
Forfeiture and reclass to Other Reserves	(8)	—
Modification of warrant accounting	151	—
Expense for year	2,003	371
Liability classified warrants	—	(151)
Share-based payment reserve at December 31	2,366	220